Realized and Unrealized (Loss)/Gain on Oil and Gas Derivative Instruments	9 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Realized and unrealized (loss)/gain on oil and gas derivative instruments	REALIZED AND UNREALIZED (LOSS)/GAIN ON OIL AND GAS DERIVATIVE INSTRUMENTS
The realized and unrealized (loss)/gain on the oil and gas derivative instruments is comprised of the following:

	Nine months ended September 30,
	2023	2022
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	64,809	(29,034)
Realized gain on FLNG Hilli’s oil derivative instrument	50,592	82,890
Realized gain on FLNG Hilli’s gas derivative instrument	30,986	100,840
Realized gain on oil and gas derivative instruments, net	146,387	154,696

Unrealized (loss)/gain on FLNG Hilli’s gas derivative instrument (note 17)	(109,703)	309,375
Unrealized MTM adjustment on commodity swap derivatives	(43,639)	16,411
Unrealized (loss)/gain on FLNG Hilli’s oil derivative instrument (note 17)	(4,407)	36,186
Unrealized (loss)/gain on oil and gas derivative instruments	(157,749)	361,972

Realized and unrealized (loss)/gain on oil and gas derivative instruments	(11,362)	516,668

The realized (loss)/gain on oil and gas derivative instruments results from monthly billings above the FLNG Hilli base tolling fee and the incremental capacity increase pursuant to respective LTA amendments, whereas the unrealized gain/(loss) on oil and gas derivative instruments results from movements in forecasted oil and natural gas prices and Euro/U.S. Dollar exchange rates.
OTHER NON-OPERATING (LOSSES)/INCOME
Other non-operating (losses)/income is comprised of the following:

	Nine months ended September 30,
	2023	2022
Realized and unrealized MTM (losses)/gains on investment in listed equity securities (note 14) (1)	(62,308)	346,497
Dividend income from our investment in listed equity securities	9,823	4,348
UK tax lease liability (2)	—	6,919
Other non-operating (losses)/income	(52,485)	357,764

(1) “Investment in listed equity securities,” included in balance sheet line-item “Other current assets” (note 14), relates to our equity holding in New Fortress Energy Inc (“NFE”) of nil and 5.3 million shares of Class A NFE common shares (“NFE Shares”) as of September 30, 2023 and December 31, 2022, respectively. During the nine months ended September 30, 2023 and 2022, we recognized $62.3 million realized MTM losses and $346.5 million unrealized MTM gains, respectively.

During the nine months ended September 30, 2023, we sold 1.2 million of our NFE Shares at a price range between $36.90 and $40.38 per share for an aggregate consideration of $45.6 million. On March 15, 2023, we also disposed of our remaining 4.1 million NFE Shares that were applied as partial consideration for the repurchase of 1,230 common units in Golar Hilli LLC “Hilli LLC” from NFE, which NFE acquired pursuant to the sale of our investment in Golar LNG Partners LP (“Golar Partners”) to NFE in April 2021 (note 12.2). Following these transactions, we no longer hold any listed equity securities. In the nine months ended September 30, 2022, we sold 6.2 million of NFE Shares at a price of $40.80 per share for an aggregate consideration of $253.0 million.

(2) In April 2022, we settled our liability to the UK tax authority in relation to former leasing arrangements of $66.4 million, inclusive of fees and released the remaining UK tax lease liability.